Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases
Leases - Operating Leases

Period	Amount
2025	$38,362
2026	38,251
2027	37,463
2028	36,981
2029	35,756
2030 and thereafter	113,679
Total	$300,492
Operating lease liabilities, including current portion	$240,602
Discount based on incremental borrowing rate	$59,890

Leases - Finance Leases

Period	Amount
2025	$36,936
2026	36,535
2027	36,108
2028	35,812
2029	51,727
2030 and thereafter	277,431
Total	$474,549
Finance lease liabilities, including current portion (see Note 10 – Borrowings)	$325,784
Discount based on incremental borrowing rate	$148,765